Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
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Commitments and Contingent Liabilities

20. COMMITMENTS AND CONTINGENT LIABILITIES

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership. All other leases are classified as operating leases.

Assets held under finance leases are initially recognised at the lower of fair value at the date of commencement of the lease and the present value of the minimum lease payments. Subsequent to initial recognition, these assets are accounted for in accordance with the accounting policy relating to that specific asset. The corresponding liability is included in the balance sheet as a finance lease obligation. Lease payments are apportioned between finance costs in the income statement and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Lease payments under operating leases are charged to the income statement on a straight-line basis over the term of the lease.

Contingent liabilities are either possible obligations that will probably not require a transfer of economic benefits, or present obligations that may, but probably will not, require a transfer of economic benefits. It is not appropriate to make provisions for contingent liabilities, but there is a chance that they will result in an obligation in the future. Assessing the amount of liabilities that are not probable is highly judgemental so contingent liabilities are disclosed on the basis of the known maximum exposure.

	€ million	€ million	€ million	€ million	€ million	€ million
	Future			Future
	minimum			minimum
	lease	Finance	Present	lease	Finance	Present
	payments	Cost	value	payments	cost	value
Long-term finance lease commitments	2018	2018	2018	2017	2017	2017
Buildings(a)	174	57	117	195	75	120
Plant and machinery	13	2	11	11	—	11

	187	59	128	206	75	131
The commitments fall due as follows:
Within 1 year	20	7	13	20	9	11
Later than 1 year but not later than 5 years	71	20	51	68	23	45
Later than 5 years	96	32	64	118	43	75

	187	59	128	206	75	131

(a)	All leased land is classified as operating leases.

The table below shows the net book value of property, plant and equipment under a number of finance lease agreements.

	€ million	€ million	€ million
		Plant and
Net book value	Buildings	equipment	Total
Cost	216	106	322
Accumulated depreciation	(94)	(95)	(189)

31 December 2018	122	11	133

Cost	206	125	331
Accumulated depreciation	(84)	(108)	(192)

31 December 2017	122	17	139

The Group has sublet part of the leased properties under finance leases. Future minimum sublease payments of €26 million (2017: €29 million) are expected to be received.

	€ million	€ million
Long-term operating lease commitments	2018	2017
Land and buildings	1,803	1,885
Plant and machinery	661	569

	2,464	2,454

	€million	€million	€million	€million
	Operating	Operating	Other	Other
	leases	leases	commitments	commitments
Operating lease and other commitments fall due as follows:	2018	2017	2018	2017
Within 1 year	481	418	1,099	1,274
Later than 1 year but not later than 5 years	1,259	1,250	780	935
Later than 5 years	724	786	31	31

	2,464	2,454	1,910	2,240

The Group has sublet part of the leased properties under operating leases. Future minimum sublease payments of €10 million (2017: €12 million) are expected to be received.

Other commitments principally comprise commitments under contracts to purchase materials and services. They do not include commitments to purchase property, plant and equipment, which are reported in note 10 on pages 100 and 101.

CONTINGENT LIABILITIES

Contingent liabilities are possible obligations that are not probable. They arise in respect of litigation against group companies, investigations by competition, regulatory and fiscal authorities and obligations arising under environmental legislation. In many markets, there is a high degree of complexity involved in the local tax regimes. The majority of contingent liabilities are in respect of fiscal matters in Brazil.

Assessing the amount of liabilities that are not probable is highly judgemental. Contingent liabilities are disclosed on the basis of the known maximum exposure. In the case of fiscal matters the known maximum exposure is the amount included on a tax assessment.

A summary of our contingent liabilities is shown in the table below:

	€ million	€ million
	2018	2017
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties(a)	2,032	2,092
Inputs for PIS and COFINS taxes	52	16
Goodwill amortisation	177	121
Other tax assessments – approximately 600 cases	916	1,095

Total Brazil Tax	3,177	3,324
Brazil other	67	19
Contingent liabilities outside Brazil	414	324

Total contingent liabilities	3,658	3,667

(a)

During 2004, and in common with many other businesses operating in Brazil, one of our Brazilian subsidiaries received a notice of infringement from the Federal Revenue Service in respect of indirect taxes. The notice alleges that a 2001 reorganisation of our local corporate structure was undertaken without valid business purpose. The 2001 reorganisation was comparable with restructurings done by many companies in Brazil. The original dispute was resolved in the courts in the Group’s favour. However, in 2013 a new assessment was raised in respect of a similar matter. Additionally, during the course of 2014 and again in 2017 and in 2018 other notices of infringement were issued based on the same grounds argued in the previous assessments. The total amount of the tax assessments in respect of this matter is €2,032 million (2017: €2,092 million). The judicial process in Brazil is likely to take a number of years to conclude.

The Group believes that the likelihood that the tax authorities will ultimately prevail is low, however there can be no guarantee of success in court. In each case we believe our position is strong so they have not been provided for and are considered to be contingent liabilities. Due to the fiscal environment in Brazil the possibility of further tax assessments related to the same matters cannot be ruled out.

The contingent liabilities reported for indirect taxes relating to disputes with the Brazilian authorities are separate from the provisions listed in note 19; Unilever does not have provision and contingent liabilities for the same matters.